Business Combination, Significant Transaction and Sale of Business (Details 18) - Network Infrastructure Technologies Inc [Member] - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Oct. 04, 2016
Disclosure of detailed information about business combination [line items]
Net Assets			$ 391
Redeemable non-controlling interests	$ 3,931	$ (40,411)	(3,968)
Intangible assets		128,446	2,138
Deferred tax liabilities		31,029	(855)
Goodwill		$ 495,362	9,044
Total assets acquired			$ 6,750